Securities (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Securities	Dec. 31, 2012 Securities
Securities Details Narrative
Securities pledged as collateral	$ 36,000	$ 44,100
Gross proceeds from sale of securities		1,600
Gross gains from sale of securities		54
Gross losses from sale of securities		7
Tax effect from sale of securities		16
Number of securities with an unrealized loss	39	10
Fair value of securities with an unrealized loss	$ 790	$ 54